CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Class A Ordinary Shares Ordinary shares	Class C Ordinary Shares Ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated deficit	Accumulated other comprehensive income	Non- controlling Interest	Total
Balance at Dec. 31, 2020	$ 115	$ 13	$ 513,976	$ 615	$ (495,769)	$ 1,765	$ (315)	$ 20,400
Balance (in shares) at Dec. 31, 2020	41,923,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			139					139
Issuance of ordinary shares for restricted stock award	$ 0		0
Issuance of ordinary shares for restricted stock award (in shares)	50,000
Impact on changing the reporting currency						(112)		(112)
Unrealized gain on investment, net of income taxes						(16)		(16)
Deregistration of subsidiaries				(59)	59		526	526
Capital injection from minority shareholders							16	16
Net income (loss)					470		(157)	313
Balance at Dec. 31, 2021	$ 115	$ 13	514,115	556	(495,240)	1,637	70	21,266
Balance (in shares) at Dec. 31, 2021	41,973,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			1,083					1,083
Issuance of ordinary shares for restricted stock award	$ 16		(16)
Issuance of ordinary shares for restricted stock award (in shares)	5,445,833
Impact on changing the reporting currency					1,298	(1,637)		(339)
Unrealized gain on investment, net of income taxes				$ (556)	556		(17)	(17)
Capital injection from minority shareholders							182	182
Net income (loss)					(14,073)		$ (235)	(14,308)
Balance at Dec. 31, 2022	$ 131	$ 13	515,182		(507,459)			7,867
Balance (in shares) at Dec. 31, 2022	47,419,109	4,708,415
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares in a registered direct offering	$ 15		1,849					1,864
Issuance of ordinary shares in a registered direct offering (in shares)	5,000,000
Impact on changing the reporting currency						(128)		(128)
Net income (loss)					(3,175)			(3,175)
Balance at Dec. 31, 2023	$ 146	$ 13	$ 517,031		$ (510,634)	$ (128)		$ 6,428
Balance (in shares) at Dec. 31, 2023	52,419,109	4,708,415